Advances payable/Operator Agreement - related parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances payable/Operator Agreement - related parties

9. Related Party Operator Agreement

In connection with the acquisition agreement entered into in the third quarter of 2011, the Company executed an operating agreement whereby DNR provides services to operate all of the properties acquired by the Company for a monthly fee of $23,000. The operating agreement expired on March 31, 2012 and renews on a month to month basis. Based on operator costs for the properties prior to the Company’s acquisition, approximately $8,000 per month is included in lease operating expenses and $15,000 per month is included in related party consulting fees in the accompanying unaudited consolidated statements of operations.

5. Advances payable – related parties

The officers and directors of the Company have advanced funds to pay for the filing and other necessary costs of the Company. As of December 31, 2010 and 2011, the Company owed the related parties are unsecured, due on demand, and working capital advances:

	2010	2011
Advances – Donald Prosser (2)	$220,000	$20,000
Advances – Donald Prosser (3)	4,290	4,100
Advances – Donald Prosser (1)	215,000	—
Advances – Charles Gamber (3)	4,966	—
Advances – William Stewart (3)	20,219	20,219
Advances – William Stewart (2)	75,000	25,000
Advances – Charles Davis (2)	125,000	—
Advances – Charles Davis (2)	40,000	40,000

Balances	$704,475	$109,319

(1)	Donald W. Prosser pledged 215,000 shares of his Common stock to unrelated individuals in exchange for a loan to the Company of $215,000 due in May 2011. The advance was used as working capital.
(2)	$460,000 at December 31, 2010 and $85,000 at December 31, 2011 of the advances bear interest at 9.6% per annum.
(3)	$29,475 at December 31, 2010 and $24,319 at December 31, 2011 of the advances bear interest at 8.0% per annum.

The Company has related party payables of accrued interest to the officers and directors above of $ 37,121 at December 31, 2011. In addition, the Company owes an entity owned by Charles Davis, DNR Oil & Gas, Inc. The balance owed to DNR Oil & Gas, Inc. as of December 31, 2011 for expenses of $151,748 was included in accounts payable and production to the operator of $416,835 and $576,791 for the oil in tanks at April 1, 2011, also included in accounts payable $250,000 additional consideration is due to DNR for the acquisition. The Company accrued $90,000 for director fees for the second, third, and fourth quarters 2011.